MARKETABLE SECURITES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Feb. 12, 2010
Accounting Policies [Abstract]
Mediswipe, Inc.'s common stock			10,000,000
Net carrying value	$ 24,000	$ 38,000